Investments - Other Investments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized financial information of unconsolidated entities
Total assets	$ 265,588.9		$ 259,770.1	$ 241,602.9
Total liabilities	257,199.4		251,646.5	233,932.5
Total stockholders' equity	8,389.5	$ 7,884.9	8,123.6	7,670.4	$ 9,081.9	$ 13,148.5
Total revenues	6,893.6	4,994.7	10,567.3	14,770.3	11,168.0
Net income	$ 867.7	$ 101.3	236.6	4,679.5	1,316.1
Other Types of Investments
Cash surrender value of company owned life insurance			1,186.3	1,115.6
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Summarized financial information of unconsolidated entities
Total assets			119,329.9	128,765.7
Total liabilities			16,131.8	12,335.4
Total stockholders' equity			103,198.1	116,430.3
Total revenues			2,555.9	36,915.1	17,674.2
Net income			(3,110.6)	33,194.6	14,083.1
Our share of net income of unconsolidated entities			151.0	119.5	$ 229.6
Net Investment in unconsolidated entities
Summarized financial information of unconsolidated entities
Net investment in unconsolidated entities			$ 1,869.9	$ 1,275.5